Redeemable and Convertible Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Mezzanine Equity Activities

The activities of Series A Preferred Shares included in mezzanine equity for the years ended December 31, 2019 and 2020 are as follows:

(In thousands)	Series A Preferred Shares
Balance as of December 31, 2018	20,437
Accretion	2,540
Balance as of December 31, 2019	22,977
Accretion	1,293
Conversion and redesignation of Preferred Shares	(24,270)
Balance as of December 31, 2020	—